Cover	Nov. 05, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 05, 2021
Entity File Number	33-20111
Entity Registrant Name	SPYR, INC.
Entity Central Index Key	0000829325
Entity Tax Identification Number	75-2636283
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	8547 E. Arapahoe Rd.
Entity Address, Address Line Two	STE J527
Entity Address, City or Town	Greenwood Village
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80112
City Area Code	(303)
Local Phone Number	991-8000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false